Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of stock options granted
	Number of options	Weighted average exercise price
	#	$
Outstanding as at December 31, 2017	206,219	4.44
Granted	593,781	65.80
Exercised	(240,214)	11.31
Cancelled	(74,627)	10.05
Outstanding as at December 31, 2018	485,159	74.53
Granted	1,363,322	20.68
Exercised	(82,094)	10.02
Forfeited	(12,438)	56.28
Cancelled	(299,006)	115.80
Outstanding as at December 31, 2019	1,454,943	21.96
Exercisable as at December 31, 2019	1,200,242	21.24

Disclosure of fair values of options granted using the Black-Scholes option pricing model
	2019	2018
Grant date share price	$6.45 — $75.38	$10.05 — $142.71
Exercise price	$7.17 — $75.38	$10.05 — $148.74
Expected dividend yield	—	—
Risk free interest rate	1.24% — 1.90%	1.97% — 2.41%
Expected life	5 years	5 years
Expected volatiity	100%	100%

Disclosure of number and weighted average remaining contractual life of outstanding and exercisable share options

The following table is a summary of the Company’s share options outstanding as at December 31, 2019:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
$	#	#	$	#
2.61	35,065	3.49	2.61	35,065
4.42	99,502	2.71	4.42	99,502
5.43	16,264	3.49	5.43	16,264
10.65	3,730	3.49	10.65	3,730
13.07	10,855	3.49	13.07	10,855
13.47	1,418	3.49	13.47	1,418
16.08	18,409	3.49	16.08	18,409
17.89	4,178	3.49	17.89	4,178
18.09	37,313	3.34	18.09	37,313
20.10	493,363	4.72	20.10	493,363
21.11	12,438	4.67	21.11	12,438
24.12	9,950	4.59	24.12	6,219
26.13	14,925	3.62	26.13	14,925
40.20	29,851	4.45	40.20	22,388
44.22	2,488	3.41	44.22	2,488
47.24	1,493	4.37	47.24	1,493
50.25	227,861	5.09	50.25	129,353
52.26	498	4.21	52.26	498
55.28	498	4.12	55.28	498
59.30	498	3.96	59.30	498
7.17	199,005	4.83	7.17	199,005
7.50	—	—	7.50	—
75.38	498	4.04	75.38	498
7.63	203,750	5.34	7.63	58,750
86.43	1,244	3.88	86.43	1,244
88.44	14,925	3.87	88.44	14,925
120.60	9,950	3.71	120.60	9,950
142.71	4,974	3.74	142.71	4,975
21.96	1,454,943	4.59	21.24	1,200,242

The following table is a summary of the Company's share options outstanding as at December 31, 2018:

	Options outstanding		Options exercisable
		Weighted average
		remaining contractual
Exercise price	Number outstanding	life [years]	Exercise price	Number exercisable
$	#	#	$	#
4.42	149,254	3.71	4.42	149,254
5.03	2,488	0.98	5.03	2,488
18.09	42,289	4.35	18.09	42,289
20.10	33,169	4.27	20.10	16,584
26.13	14,925	4.62	26.13	14,925
56.28	12,438	4.91	56.28	—
59.30	498	4.96	59.30	498
86.43	1,244	4.88	86.43	1,244
88.44	14,925	4.87	88.44	14,925
120.60	9,950	4.71	120.60	9,950
142.71	4,975	4.74	142.71	1,658
148.74	199,004	4.70	148.74	—
74.53	485,159	4.32	19.91	253,815